LINE OF CREDIT	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
LINE OF CREDIT

NOTE 7 – LINE OF CREDIT

On May 5, 2018, Kona Gold LLC entered into a Line of Credit Agreement with Matthew Nicoletti as the lender, which established a revolving line of credit in the amount of up to $400,000. The line of credit matures on May 5, 2022 and is reflected as non-current on the accompanying Consolidated Balance Sheets at December 31, 2020. Advances under the line of credit bear interest at the rate of 3.75 percent per annum. Payments of principal and accrued interest are payable on the maturity date. At December 31, 2020, the line of credit had an outstanding principal balance of $398,470, respectively, and accrued interest $32,102. The line of credit was paid off during the year ending December 31, 2021.